Income taxes - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net, beginning balance	$ 5,207	$ 325
Recognized in statement of income	16,010	4,447
Recognized in equity	(1,286)	2,063
Acquired in business combinations	0	0
Other	95	(1,628)
Net, ending balance	20,026	5,207
Deferred tax liabilities
Net, beginning balance	(29)	(1,416)
Recognized in statement of income	(910)	(194)
Acquired in business combinations		0
Other	276	1,581
Net, ending balance	(663)	(29)
Net deferred tax assets / (liabilities)
Beginning balance	5,178	(1,091)
Recognized in statement of income	15,100	4,253
Recognized in equity	(1,286)	2,063
Acquired in business combinations	0	0
Other	371	(47)
Ending balance	19,363	5,178
Non-capital loss carry forwards
Deferred tax assets
Gross, beginning balance	6,585	2,071
Recognized in statement of income	10,843	4,514
Gross, ending balance	17,428	6,585
Net capital loss carry forwards
Deferred tax assets
Gross, beginning balance	0	4
Recognized in statement of income	0	(4)
Gross, ending balance	0	0
Intangible assets
Deferred tax assets
Gross, beginning balance	0
Recognized in statement of income	4,891
Gross, ending balance	4,891	0
Deferred tax liabilities
Gross, beginning balance	(282)	(346)
Recognized in statement of income	282	64
Gross, ending balance	0	(282)
Unrealized foreign exchange gains (losses)
Deferred tax assets
Gross, beginning balance	0
Recognized in statement of income	118
Gross, ending balance	118	0
Deferred tax liabilities
Gross, beginning balance	(93)	(79)
Recognized in statement of income	93	(14)
Gross, ending balance	0	(93)
Reserves
Deferred tax assets
Gross, beginning balance	763	738
Recognized in statement of income	531	25
Gross, ending balance	1,294	763
Contract asset
Deferred tax liabilities
Gross, beginning balance	(4,053)	(3,623)
Recognized in statement of income	(997)	(430)
Gross, ending balance	(5,050)	(4,053)
Property, plant and equipment and other assets
Deferred tax assets
Gross, beginning balance	204	445
Recognized in statement of income	156	(241)
Gross, ending balance	360	204
Deferred tax liabilities
Gross, beginning balance	(165)	(360)
Recognized in statement of income	(79)	195
Gross, ending balance	(244)	(165)
Share based compensation
Deferred tax assets
Gross, beginning balance	2,703	0
Recognized in statement of income	(304)	640
Recognized in equity	(1,286)	2,063
Other	126
Gross, ending balance	1,239	2,703
Financing charges
Deferred tax assets
Gross, beginning balance	9	543
Recognized in statement of income	(9)	(534)
Gross, ending balance	0	9
Deferred tax liabilities
Gross, beginning balance	0
Recognized in statement of income	(3)
Gross, ending balance	(3)	0
Pension
Deferred tax liabilities
Gross, beginning balance	(86)	(89)
Recognized in statement of income	(101)	3
Gross, ending balance	(187)	(86)
Other
Deferred tax assets
Gross, beginning balance	56	56
Recognized in statement of income	(216)	47
Other	245	(47)
Gross, ending balance	85	56
Deferred tax liabilities
Gross, beginning balance	(463)	(451)
Recognized in statement of income	(105)	(12)
Gross, ending balance	(568)	(463)
Reclassification
Deferred tax assets
Reclassification, beginning balance	(5,113)	(3,532)
Other	(276)	(1,581)
Reclassification, ending balance	(5,389)	(5,113)
Deferred tax liabilities
Reclassification, beginning balance	5,113	3,532
Other	276	1,581
Reclassification, ending balance	$ 5,389	$ 5,113